Initial Public Offering and Over-Allotment (Details) - $ / shares			8 Months Ended	9 Months Ended
	Jan. 22, 2022	Jan. 14, 2022	Dec. 31, 2021	Sep. 30, 2022
Initial Public Offering and Over-Allotment
Number of units issued		11,500,000
Price per share		$ 10.10
IPO
Initial Public Offering and Over-Allotment
Number of units issued		10,000,000
Price per share		$ 10.00
Number of shares in a unit		1
Number of warrants in a unit		1
Number of shares issuable per warrant (in shares)		1
Exercise price of warrant		$ 11.50
Over Allotment Option
Initial Public Offering and Over-Allotment
Number of units issued	1,500,000	1,500,000	1,500,000	1,500,000
Price per share	$ 10.00	$ 10.00